Significant Changes in the Current Reporting Period	6 Months Ended
Jun. 30, 2025
Significant Changes in the Current Reporting Period [Abstract]
SIGNIFICANT CHANGES IN THE CURRENT REPORTING PERIOD

NOTE 3 - SIGNIFICANT CHANGES IN THE CURRENT REPORTING PERIOD:

O.R.B. agreement

Further to the described in Note 9 to the Company’s annual financial statements for the year ended December 31, 2024, during the six months ended June 30, 2025, the Company repaid to O.R.B. Spring Ltd. (“O.R.B.”) a total amount of $354 thousand, of which $78 thousand were paid in cash based on the actual customers’ payments according to the revenue share model, and $276 thousand were paid at the Company’s discretion in accordance with the terms set forth in the agreement by issuing 376,999 ordinary shares as final payments of tranches that had reached their maturity date.

For the six months ended June 30, 2025, interest expenses related to the loan totaled $74 thousand.

As of June 30, 2025, long-term loan amounted to $690 thousand.

Options and RSUs grants

During the six months ended June 30, 2025, the Company granted 1,297,176 RSUs and 5,004 options to purchase 5,004 ordinary shares. The options have a zero-exercise price and both the RSUs and options will vest over 3 years from the grant dates. The total fair value of these grants amounted to $1,293 thousand, based on the Company’s share price on the grant dates.

Also, on June 19, 2025, the Company’s board of directors approved a grant of 399,996 RSUs to the Company’s Chief Executive Officer (“CEO”), which will vest over 11 tranches until July 2028. On August 7, 2025, the grant was approved by the Company’s shareholders. The total fair value of the grant amounted to $601 thousand, based on the Company’s share price on the date of approval by the Company’s shareholders.

Shares issuance

During the six months ended June 30, 2025, 376,999 ordinary shares were issued to O.R.B., as described above, and 623,876 vested restricted share units (“RSUs”) and 41,754 vested options, were exercised into 665,630 ordinary shares.

A motion to certify a claim as a class action

On February 16, 2025, the Company, along with its CEO, Mr. Shachar Daniel, and its Chief Financial Officer, Mr. Shai Avnit, were served with a motion to certify a claim as a class action in the Economic Department at the District Court in Tel Aviv, Israel (the “Motion”). The Motion refers to statements made between March 14, 2024, and August 26, 2024. In the Motion, one shareholder alleges that based on the Company’s announcement dated August 26, 2024, which included financial outlook for third quarter of 2024, the Company allegedly made various untrue and misleading statements regarding the Company’s business, operations and prospects. The Company has also been served with a complaint of similar nature filed in the United States District Court for the District of New Jersey against the Company, Mr. Daniel, Mr. Avnit, and the Company’s chairman, Mr. Chen Katz (the “U.S. Complaint”). On May 6, 2025, the District Court in Tel Aviv granted a stay of the Israeli proceedings, pending further developments in the U.S. Complaint.  On July 3, 2025, following further investigation, plaintiffs’ counsel informed the Company of their intention to voluntarily dismiss the U.S. Complaint. A notice of voluntary dismissal was formally approved by the United States District Court on July 8, 2025. On July 20, 2025, the Company notified the Tel Aviv District Court of the dismissal of the U.S. Complaint and requested the removal of the Israeli proceedings. On July 21, 2025, the Israeli Court instructed the Israeli plaintiff to respond whether he agrees to the proceedings’ removal request, by September 25, 2025. The Company believes that the above legal action is unfounded, relying on false chronological and factual basis and without legitimate grounds. The Company intends to defend itself vigorously against these proceedings.

Leases

On May 18, 2025, the Company notified its office lessor of its intention not to exercise its option to renew the current lease contract, which expires on October 20, 2025, for an additional year. The financial effect of revising the lease term, which originally included the extension of the option, was a decrease in lease liabilities and right-of-use assets of $346 thousand.

In June 2025, the Company signed a new lease contract for its offices. The lease will commence on September 1, 2025, and end on August 31, 2029, in exchange for an approximate monthly fee of $58 thousand until February 28, 2027, and approximately $75 thousand until August 31, 2029. In addition, the Company has an option to extend the lease period with another 2 periods of 2 years each, until August 31, 2031, and August 31, 2033, respectively.